Business Combination and Other Transaction (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Other Transaction [Abstract]
Schedule of fair value consideration transferred
U.S.$ in thousand
Cash payments	$-
Issuance of ordinary shares, options and RSUs	88,510
Contingent short term earnout liability	38,129
Contingent long term earnout liability	2,660
Total consideration	$129,299

U.S. $ in thousands
Cash payments	$7,147
Issuance of ordinary shares	11,500
Contingent consideration at estimated fair value	6,405
Total consideration	$25,052

Schedule of the purchase price to assets acquired and liabilities assumed
Allocation of Purchase Price
(U.S. $ in thousands)
Cash, cash equivalents and Restricted Cash	$6,956
Accounts Receivables	99
Other current assets	430
Intangible assets	79,816
Goodwill	51,243
Other assets	1,693
Total assets acquired	140,237

Net deferred tax liabilities	3,413
Contingent short term earnout liability	38,129
Contingent long-term earnout liability	2,660
Convertible note (*)	3,000
Other labilities	4,525
Total liabilities assumed	51,727

Net assets acquired	$88,510

(*)	A 3 years Convertible Loan Agreement, dated August 9, 2021 between the Company and Nanox AI in the amount of $3 million, which bears an annual interest of 6% and shall be automatically converted into the Nanox AI’s Preferred C Shares, at a price per share of $23.42. This loan is eliminated in the consolidated financial statements.

Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$332
Accounts Receivables	912
Intangible assets	21,187
Goodwill	7,055
Other assets	33
Total assets acquired	29,519

Loan from a government agency	144
Other labilities	557
Net deferred tax liabilities	3,766
Contingent short term earnout liability	3,453
Contingent long term earnout liability	2,952
Total liabilities assumed	10,872

Net assets acquired	$18,647

Schedule of acquisition of Nanox AI
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	US$ in thousand
Revenue	$2,363	$1,550
Net loss	$(87,045)	$(69,875)